DEFERRED EXPENSES - RIGHT OF USE	12 Months Ended
Dec. 31, 2021
Disclosure of deferred expenses - right of use [Abstract]
DEFERRED EXPENSES - RIGHT OF USE

NOTE 12 -DEFERRED EXPENSES – RIGHT OF USE

New Israeli Shekels in millions
Cost
Balance at January 1, 2019	736
Share in PHI's accounts included as of Jan 1, 2019	(169)
Additional payments in 2019	51
Balance at December 31, 2019	618
Additional payments in 2020	47
Balance at December 31, 2020	665
Additional payments in 2021	56
Balance at December 31, 2021	721

Accumulated amortization and impairment
Balance at January 1, 2019	500
Share in PHI's accounts included as of Jan 1, 2019	(38)
Amortization in 2019	28
Balance at December 31, 2019	490
Amortization in 2020	31
Balance at December 31, 2020	521
Amortization in 2021	31
Balance at December 31, 2021	552

Carrying amount, net at December 31, 2019	128

Carrying amount, net at December 31, 2020	144
Current	26
Non-current	118

Carrying amount, net at December 31, 2021	169
Current	27
Non-current	142

The amortization and impairment charges are charged to cost of revenues in the statement of income. See also note 2(g) and note 17(4).